Convertible Bonds (Details) ₪ / shares in Units, $ / shares in Units, $ in Thousands					3 Months Ended	9 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2025 ILS (₪)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 ILS (₪)	Sep. 30, 2024 USD ($) $ / shares	Sep. 30, 2024 USD ($) $ / shares	Sep. 30, 2023 USD ($)	Sep. 30, 2024 ₪ / shares
Convertible Bonds [Line Items]
Revaluation of convertible loan					$ 140	$ 140
Convertible Bonds [Member]
Convertible Bonds [Line Items]
Convertible bonds			$ 30,000	₪ 110,000
Bear interest rate					6.50%	6.50%		6.50%
Maturity date					May 30, 2028	May 30, 2028		May 30, 2028
Conversion price | (per share)					$ 2,600	$ 2,600		₪ 9.53
Forecast [Member] | Convertible Bonds [Member]
Convertible Bonds [Line Items]
Convertible bonds	$ 30,500	₪ 112,400